SUPPLEMENTAL CASH FLOW INFORMATION - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in non-cash working capital
Decrease (increase) in accounts receivable	$ 2,883	$ (5,831)
(Increase) in inventories	(3,121)	(4,937)
(Increase) decrease in prepaid expenses	(4,429)	942
(Decrease) increase in accounts payable and accrued liabilities	(20,733)	43,425
Change in non-cash working capital	(25,400)	33,599
Investing and financing non-cash transactions
Plant and equipment acquired through lease	$ 6,037	$ 8,589